Stock Plans (Activity for Restricted Stock and Deferred Stock Awards) (Details) (Restricted Stock and Deferred Stock Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock and Deferred Stock Awards [Member]
Number of Shares (in shares):
Beginning Balance	9,484,865
Granted	2,783,310
Vested	(3,276,901)	(3,700,000)	(1,800,000)
Forfeited	(171,974)
Ending Balance	8,819,300	9,484,865
Weighted-Average Grant Date Fair Value (in dollars per share):
Beginning Balance	$ 62.44
Granted	$ 88.43	$ 79.59	$ 59.44
Vested	$ 50.02
Forfeited	$ 73.02
Ending Balance	$ 75.05	$ 62.44